SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CHICAGO DALLAS FRANKFURT GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES NEW YORK PALO ALTO SAN FRANCISCO	SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

October 8, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
(Securities Act File No. 333-56203
Investment Company Act File No. 811-08797)

Ladies and Gentlemen:

On behalf of BlackRock Series, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus of BlackRock Small Cap Growth Fund II (the “Fund”), dated September 27, 2013, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on October 2, 2013 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris Ellen W. Harris

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.